Summary Of Calculations And Reconciliation Of Basic To Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 29,281	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 21,082	$ 19,967	$ 19,623	$ 18,214	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Basic earnings per share:
Income available to common stockholders, basic	29,281		24,489							84,524	67,396	88,767	78,886	62,019
Income available to common stockholders, basic, shares	107,933,076		107,409,451							107,765,190	107,347,608	107,371,685	107,839,000	109,713,516
Basic earnings per share	$ 0.27		$ 0.23							$ 0.78	$ 0.63	$ 0.83	$ 0.73	$ 0.57
Effect of dilutive common stock equivalents, shares	1,424,538		866,956							1,257,117	590,197	719,837	205,786	164,736
Diluted earnings per share:
Income available to common stockholders, diluted	$ 29,281		$ 24,489							$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Income available to common stockholders, diluted, shares	109,357,614		108,276,407							109,022,307	107,937,805	108,091,522	108,044,786	109,878,252
Diluted earnings per share	$ 0.27		$ 0.23							$ 0.78	$ 0.62	$ 0.82	$ 0.73	$ 0.56
Equity Awards [Member]
Diluted earnings per share:
Securities excluded from computation of diluted earnings per share	194,000		15,000							194,000	486,000	4,900,000	4,100,000	5,300,000